2. Summary of Significant Accounting Policies (Tables)	1 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liabilities (Note 5)	-	-	395,285	(245,285)
Total	-	-	395,285	(245,285)

Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liabilities	-	-	537,138	(141,853)
Total	-	-	537,138	(141,853)